Shareholders' Equity (Details) - Schedule of share-based awards to employees, officers and directors - Non-employees [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Shareholders' Equity (Details) - Schedule of share-based awards to employees, officers and directors [Line Items]
Number of share-based payment awards, Outstanding at beginning of year | shares	2,324,243
Weighted average exercise price, Outstanding at beginning of year | $ / shares	$ 6.17
Changes during the year:
Number of share-based payment awards, Granted | shares	20,000
Weighted average exercise price, Granted | $ / shares	$ 17.63
Number of share-based payment awards, Exercised | shares	(423,702)
Weighted average exercise price, Exercised | $ / shares	$ 2.08
Number of share-based payment awards, Forfeited | shares	(82,469)
Weighted average exercise price, Forfeited | $ / shares	$ 11.86
Number of share-based payment awards, Expired | shares
Weighted average exercise price, Expired | $ / shares
Number of share-based payment awards, Cancelled | shares
Weighted average exercise price. Cancelled | $ / shares
Number of share-based payment awards, Outstanding at end of year | shares	1,838,072
Weighted average exercise price, Outstanding at end of year | $ / shares	$ 8.77
Number of share-based payment awards, Aggregate intrinsic value | $	$ 7,669
Number of share-based payment awards, Aggregate intrinsic value | shares	1,582,254
Weighted average exercise price, Aggregate intrinsic value | $ / shares	$ 11.23
Number of share-based payment awards, Aggregate intrinsic value | $	$ 7,235